Financial Instruments (Details) - Schedule of Contractual Maturities of Financial Liabilities at Undiscounted Amounts - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Carrying amount [Member]
Non-derivative financial liabilities
Trade payables	$ 1,459	$ 498
Other payables	2,000	1,228
Contractual cash flows [Member]
Non-derivative financial liabilities
Trade payables	1,459	498
Other payables	2,000	1,228
6 months or less [Member]
Non-derivative financial liabilities
Trade payables	1,459	498
Other payables	$ 2,000	$ 1,228